As filed with the Securities and Exchange Commission on April 12, 2005

Securities Act File No. 2-80896

Investment Company Act File No. 811-03623

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 : ☐
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 50	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940: ☐
POST-EFFECTIVE AMENDMENT NO. 53	☒

(Check appropriate box or boxes)

THE PRUDENTIAL SERIES FUND, INC.

(Exact name of registrant as specified in charter)

GATEWAY CENTER THREE

100 MULBERRY STREET, 4TH FLOOR

NEWARK, NEW JERSEY 07102-4077

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (973) 367-7521

JONATHAN D. SHAIN, ESQ.

GATEWAY CENTER THREE

100 MULBERRY STREET, 4TH FLOOR

NEWARK, NEW JERSEY 07102-4077

(Name and Address of Agent for Service)

Approximate date of proposed public offering:

As soon as practicable after the effective date

of the Registration Statement.

It is proposed that this filing will become effective

(check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 29, 2005 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☒	this post-effective amendment designates a new effective date for a previously filed post – effective amendment.

Parts A, B and C to the The Prudential Series Fund, Inc. (the “Company”) Post –Effective Amendment No. 49 to the Registration Statement under the Securities Act of 1933, as amended, (the “Securities Act”) and Post-Effective Amendment No. 52 to the Company’s Registration Statement under the Investment Company Act of 1940, as amended, (the “Investment Company Act”) filed with the Securities and Exchange Commission on January 31, 2005 (the “Post-Effective Amendment”) are herein incorporated by reference.  The Company is submitting this post-effective amendment for the sole purpose of extending the pending effective date of the Post-Effective Amendment.  The Post-Effective Amendment originally requested an effective date of 75 days after filing pursuant to paragraph (a)(2).  It is proposed that the Post-Effective Amendment becomes effective on April 29, 2005, pursuant to Rule 485(b)(1)(iii) under the Securities Act.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to have been signed on its behalf, in the City of Newark, and State of New Jersey, on the 12th day of April, 2005.

THE PRUDENTIAL SERIES FUND, INC.

By:	*

David R. Odenath, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures		Title	Date

*		Director
Delayne Dedrick Gold

*		Director
Saul K. Fenster

*		Vice-President and Director
Robert F. Gunia

*		Director
W. Scott McDonald, Jr.

*		Director
Thomas M. O’ Brien

*		President and Director
David R. Odenath

*		Chairman and Director
Thomas T. Mooney

*		Director
John A. Pileski

*		Director
F. Don Schwartz

*		Treasurer and Principal Financial
Grace C. Torres		and Accounting Officer

By:	/s/ JONATHAN D. SHAIN		April 12, 2005
(Jonathan D. Shain, Attorney-in-Fact)